CONVERTIBLE SENIOR NOTES (Details)		9 Months Ended
	Sep. 24, 2015 USD ($) shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 04, 2013 USD ($)
Debt Instrument [Line Items]
Consideration received from shares issued		$ 100,000,000
Proceeds from convertible notes		100,000,000	$ 50,000,000
Debt issuance costs		4,027,000		$ 6,434,000
Debt issuance costs amortization		$ 682,000	1,581,000
Carlyle Group [Member]
Debt Instrument [Line Items]
Minimum percentage of Company's total outstanding share capital to be owned by related party		1.00%
Safari Group Holdings Limited [Member] | Carlyle Group [Member]
Debt Instrument [Line Items]
Percentage interest owned		72.00%
Safari Group Holdings Limited [Member] | Ateefa Limited [Member]
Debt Instrument [Line Items]
Percentage interest owned		28.00%
Class A ordinary shares [Member] | Safari Group Holdings Limited [Member]
Debt Instrument [Line Items]
Shares issued | shares	3,418,803
Consideration received from shares issued	$ 100,000,000
2.00% Convertible Senior Notes due December 15, 2018 [Member]
Debt Instrument [Line Items]
Aggregate principle amount					$ 350,000,000
Convertible senior notes, initial purchasers right to purchase additional notes exercisable period		30 days
Convertible senior notes, due date		Dec. 24, 2022
Convertible senior notes, interest rate		1.50%
Number of ADSs issuable upon conversion of notes per $1,000 principal amount		49.2402
Convertible senior notes, principal amount base for conversion rate		$ 1,000,000
Convertible senior notes, conversion price | $ / shares		$ 20.31
Convertible senior notes, redemption price percentage		100.00%
Convertible senior notes, repurchase date		Dec. 15, 2016
Convertible senior notes, repurchase price percentage of principal amounts of notes		100.00%
Proceeds from convertible notes		$ 390,455,000
Debt issuance costs		$ 9,545,000
Convertible senior notes, effective interest rate		2.84%
Debt Interest expense		$ 8,397,000	8,275,000
Contractual interest obligations		6,000,000	6,000,000
Debt issuance costs amortization		2,397,000	$ 2,275,000
2.00% Convertible Senior Notes due December 15, 2018 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principle amount		$ 50,000,000
2.00% Convertible Senior Notes due December 15, 2018 [Member] | Additional Notes [Member]
Debt Instrument [Line Items]
Convertible senior notes, due date		Dec. 15, 2018
Convertible senior notes, interest rate		2.00%
1.50% convertible notes due September 24, 2022 [Member]
Debt Instrument [Line Items]
Number of ADSs issuable upon conversion of notes per $1,000 principal amount		27.9086
Convertible senior notes, principal amount base for conversion rate		$ 1,000,000
Convertible senior notes, conversion price | $ / shares		$ 35.83
Convertible senior notes, redemption price percentage		100.00%
Proceeds from convertible notes		$ 200,000,000
1.50% convertible notes due September 24, 2022 [Member] | Safari Group Holdings Limited [Member]
Debt Instrument [Line Items]
Convertible senior notes, due date	Sep. 24, 2022
Convertible senior notes, interest rate	1.50%
Proceeds from convertible notes	$ 100,000,000